PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and its related accumulated depreciation as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013
	US$	US$
Dams and reservoirs	339,123	348,905
Buildings	124,154	127,356
Machinery	153,837	158,527
Transportation equipment	1,865	1,925
Electronic equipment and others	4,244	1,797
	623,223	638,510
Less: Accumulated depreciation	(74,852)	(98,513)
	548,371	539,997
Construction in progress, net	140	245
Total	548,511	540,242

Construction in progress, net of impairment charge, as of December 31, 2012 and 2013 is as follows:

	Jiulongshan	Liyuan	Binglangjiang	Banzhu	Wangkeng	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2011	13	1,158	1	—	—	—	9	—	—	9	—	—	1,190
Addition to construction in progress	—	1,350	—	—	—	1,316	—	278	11	1,091	1,429	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	—	610	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	—	9	—	—	24	—	—	140
Addition to construction in progress	—	29	—	411	83	—	—	—	—	—	—	—	523
Transfer to property, plant and equipment	—	—	—	(300)	—	—	—	—	—	—	—	—	(300)
Impairment of construction in progress	—	(134)	—	—	—	—	—	—	—	—	—	—	(134)
Foreign currency translation adjustment	—	11	—	2	1	—	—	—	—	2	—	—	16
Balance as of December 31, 2013	13	—	—	113	84	—	9	—	—	26	—	—	245

Impairment of property, plant and equipment relates to write-off of plant assets of Liyuan which were damaged by flood in July 2013. The Company assessed the recoverability of its long-lived assets and recognized an impairment loss amounting to US$4,098 for the year ended December 31, 2013. Insurance recovery amounting to US$549 was recognized upon the receipt of insurance proceeds for the year ended December 31, 2013.

Interest costs from continuing operations qualifying for capitalization in the years ended December 31, 2011, 2012 and 2013 were US$10, nil and nil, respectively.

Depreciation expenses from continuing operations for the years ended December 31, 2011, 2012 and 2013 were US$20,763, US$21,747 and US$22,182, respectively. Accumulated depreciation as of December 31, 2012 and 2013 included foreign currency translation adjustment of US$157 and US$2,640, respectively. Depreciation expenses have been reported in the following accounts:

	For the Years ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	(20,466)	(21,402)	(21,841)
General and administrative expenses	(297)	(345)	(341)
Total	(20,763)	(21,747)	(22,182)